Plant and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2015
Plant and Equipment, Net [Abstract]
Schedule of Plant and equipment

	June 30, 2015	June 30, 2014
Building and improvements	$17,959,588	$8,235,612
Machinery and equipment	7,861,193	4,410,162
Machinery and equipment under capital lease	1,883,535	1,406,278
Transportation equipment	938,202	754,632
Transportation equipment under capital lease	2,923,262	1,095,645
Office equipment	107,128	66,080
Construction-in-progress	16,889,716	23,961,342
Subtotal	48,562,624	39,929,751
Less: accumulated depreciation	(7,294,969)	(5,548,197)
Total	$41,267,655	$34,381,554

Schedule of Construction-in-progress
Construction-in-progress description	Value	Estimated completion date	Estimated additional cost to complete
Waste recycling plant, brick production plant, research and development center and office building (1)	$16,881,987	December 2015	$13,237,231
Autoclave installation (2)	$7,729	December 2015	$106,861

(1)	As of June 30, 2015, approximately $3.6 million was included in prepayment (See Note 8), approximately $16.9 million was included in construction-in-progress, approximately $11.1 million was transferred to fixed assets, and approximately $13.2 million was not yet due. The Company may incur other costs in addition to what have been contracted for.

(2)	Approximately $74,000 in the aggregate for installation has been contracted for. As of June 30, 2015, approximately $16,000 was included in prepayment (See Note 8), approximately $8,000 was included in construction-in-progress, and approximately $107,000 was not yet due. The Company may incur other costs in addition to what have been contracted for.

Schedule of capital leased assets

	June 30, 2015	June 30, 2014
Machinery and equipment	$1,883,535	$1,406,278
Transportation equipment	2,923,262	1,095,645
Subtotal	4,806,797	2,501,923
Less: accumulated depreciation	(1,036,884)	(337,598)
Total	$3,769,913	$2,164,325